Taxes (Tables)	12 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes

	For the Fiscal Years ended September 30,
	2025	2024	2023

Current	$17,714	$504,591	$530,819
Deferred	264,146	(123,962)	(20,149)
Provision for income taxes	$281,860	$380,629	$510,670

Schedule of income tax expense reconciliation

	For the Fiscal Years ended September 30,
	2025	2024	2023

Income before income tax	$(3,006,247)	$1,343,369	$2,020,002
Cayman Islands statutory income tax rate	0%	0%	0%
Income tax calculated at statutory rate	—	—	—
(Increase) decrease in income tax expense resulting from:
Rate differences in various jurisdictions	(292,662)	373,655	505,000
Effect of valuation allowance on deferred tax assets(1)	580,712	—	—
Tax effect of non-deductible expenditure	310,376	130,936	25,819
Recognition of deferred tax assets	(316,566)	(123,962)	(20,149)
Income tax expense	$281,860	$380,629	$510,670

Schedule of deferred tax assets

	September 30, 2025	September 30, 2024

Allowance for credit losses	$281,441	$30,716
Impairment	165,566	168,428
Net operating loss carryforwards	54,408	—
Accrued expenses	86,923	72,338
Gross deferred tax assets	588,338	271,482
Less: valuation allowance(1)	(588,338)	—
Deferred tax assets, net	$—	$271,482

Schedule of taxes payable

	September 30, 2025	September 30, 2024

VAT taxes payable	$654,885	$534,210
Income taxes payable	1,129,433	1,256,580
Other taxes payable	79,279	11,600
Totals	$1,863,597	$1,802,390